Vessels and other fixed assets net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance, period start	$ 2,965,527
Impairment loss		$ (3,411)	$ (17,784)
Depreciation for the period	(142,293)	(124,280)	(102,852)
Balance, period end	2,877,119	2,965,527
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,410,923	3,105,263
Transfer from advances for vessels under construction and acquisition of vessels		157,589
Property, Plant and Equipment, Additions	53,885	335,671
Vessel disposal/ transfer to Held for sale		(163,049)
Impairment loss		(24,551)
Balance, period end	3,464,808	3,410,923	3,105,263
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(445,396)	(449,155)
Vessel disposal/ transfer to Held for sale		106,899
Impairment loss		21,140
Depreciation for the period	(142,293)	(124,280)
Balance, period end	(587,689)	(445,396)	(449,155)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	2,965,527	2,656,108
Transfer from advances for vessels under construction and acquisition of vessels		157,589
Property, Plant and Equipment, Additions	53,885	335,671
Vessel disposal/ transfer to Held for sale		(56,150)
Impairment loss		(3,411)
Depreciation for the period	(142,293)	(124,280)
Balance, period end	$ 2,877,119	$ 2,965,527	$ 2,656,108